Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit applicable to DoubleDown Interactive Co., Ltd.	$ 102,498	$ 124,105	$ 101,039
Weighted average shares outstanding - basic (in shares)	2,477,672	2,477,672	2,477,672
Basic earnings per share (in dollars per share)	$ 41.37	$ 50.09	$ 40.78
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	0	0	0